Business Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Acquisitions
Business Acquisitions

Helpful.com, Inc.

On January 28, 2019, the Company completed the acquisition of Helpful.com, Inc. (Helpful), a company based in Toronto, Canada, that builds enterprise mobile products through the use of artificial intelligence. The Company acquired 100 percent of the outstanding shares of Helpful. The transaction was accounted for as a business combination. The operations of Helpful have been consolidated into the Company’s results as of the acquisition date.

Handshake Corp.

On May 7, 2019, the Company completed the acquisition of Handshake Corp. (Handshake), a company based in New York, United States, which provides business-to-business ecommerce solutions. The Company acquired 100 percent of the outstanding shares of Handshake. The transaction was accounted for as a business combination. The operations of Handshake have been consolidated into the Company’s results as of the acquisition date.

Vinderbit Pty Ltd

On June 28, 2019, the Company completed the acquisition of Vinderbit Pty Ltd (Vinderbit), a company based in Australia, that provides back-office inventory management software solutions. The Company acquired 100 percent of the outstanding shares of Vinderbit. The transaction was accounted for as a business combination. The operations of Vinderbit have been consolidated into the Company’s results as of the acquisition date.
6 River Systems, Inc.

On October 17, 2019, the Company completed the acquisition of 6RS, a company based in Waltham, Massachusetts, United States, that provides collaborative warehouse fulfillment solutions. The Company acquired 100 percent of the outstanding shares of 6RS in exchange for cash consideration of $261,194, and $132,510 in Shopify Class A Subordinate Voting Shares. In connection with the transaction, a further $64,074 in restricted shares and stock options were issued and are being accounted for as stock-based compensation as they are related to post-combination services. The transaction was accounted for as a business combination. The operations of 6RS have been consolidated into the Company’s results as of the acquisition date.

The following table summarizes the final purchase price allocation of the 6RS assets acquired and liabilities assumed at the acquisition date:

Amount $
Net tangible assets and liabilities:
Cash	8,158
Trade and other receivables, net	2,038
Other current assets	4,394
Property and equipment, net	3,551
Accounts payable and accrued liabilities	(4,056)
Current and long-term deferred revenue	(8,901)
Estimated fair value of identifiable intangible assets:
Acquired technology	142,500
Customer relationships	7,600
Net deferred tax liability on acquired intangibles	(26,107)

Goodwill	264,527
Total purchase price	393,704

The acquired technology was valued at $142,500 using a discounted cash flow methodology and customer relationships were valued at $7,600 using a cost approach, and are being amortized over 9 and 5 years, respectively. Goodwill from the 6RS acquisition is primarily attributable to the expected synergies that will result from integrating the 6RS collaborative robot technology with Shopify Fulfillment Network, and the acquisition of the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes. The deferred tax liability relates to the taxable temporary difference on the acquired intangible assets.

Tictail, Inc.

On November 19, 2018, the Company completed the acquisition of Tictail, Inc. and all of its subsidiaries (Tictail), a Delaware corporation based in Stockholm, Sweden, which operates an e-commerce platform. The Company acquired 100 percent of the outstanding shares of Tictail in exchange for cash consideration of $17,144. The transaction was accounted for as a business combination. The operations of Tictail have been consolidated into the Company's results as of the acquisition date.

The following table summarizes the final purchase price allocation of the Tictail assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,465
Trade and other receivables, net	156
Other current assets	1,054
Accounts payable and accrued liabilities	(1,847)
Estimated fair value of identifiable assets acquired:
Acquired technology	1,400
Customer relationships	100
Goodwill	15,125
Net deferred tax liability on acquired intangibles	(309)
Total purchase price	17,144

The acquired technology was valued at $1,400 and customer relationships were valued at $100 using a cost approach. The acquired intangibles are being amortized over periods ranging from 1 to 3 years. Goodwill from the Tictail acquisition is primarily attributable to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes. The deferred tax liability relates to the taxable temporary difference on the acquired intangible assets.